Events Subsequent to the Balance Sheet Date (Details) - Subsequent Event [Member]	Jul. 31, 2024 shares
Pre-Funded Warrants [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Pre-funded warrants exercised	518,429
Common Stock [Member]
Events Subsequent to the Balance Sheet Date [Line Items]
Exercised ordinary shares	518,429